Goodwill and Other Intangibles - Total Estimated Amortization Expense of Other Intangibles for Next Five Fiscal Years (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 8,310
2015	6,554
2016	6,078
2017	5,909
2018	$ 5,711